Note 2 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Debt Securities, Available-for-Sale [Table Text Block]
		Gross	Gross
	Amortized	Unrealized	Unrealized
2022	Cost	Gains	Losses	Fair Value
Securities available-for-sale
Mortgage-backed securities	$107,055	$-	$10,083	$96,972
State, County, Municipals	134,906	-	30,993	103,913
Other securities	500	-	63	437
Total	$242,461	$-	$41,139	$201,322
		Gross	Gross
	Amortized	Unrealized	Unrealized
2021	Cost	Gains	Losses	Fair Value
Securities available-for-sale
Obligations of U.S. Government agencies	$4,969	$-	$269	$4,700
Mortgage-backed securities	411,729	42	12,180	399,591
State, County, Municipals	230,359	700	4,008	227,051
Other securities	500	-	7	493
Total	$647,557	$742	$16,464	$631,835

Debt Securities, Held-to-Maturity [Table Text Block]
		Gross	Gross
	Amortized	Unrealized	Unrealized
2022	Cost	Gains	Losses	Fair Value
Securities held-to-maturity
Obligations of U.S. Government agencies	$4,002	$-	$367	$3,635
Mortgage-backed securities	309,748	-	24,654	285,094
State, County, Municipals	92,840	-	6,277	86,563
Total	$406,590	$-	$31,298	$375,292

Schedule of Unrealized Loss on Investments [Table Text Block]
December 31, 2022
Available-for-sale	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Mortgage backed securities	$70,652	$3,838	$26,320	$6,245	$96,972	$10,083
State, County, Municipal	45,200	9,027	58,713	21,966	103,913	30,993
Other securities	-	-	437	63	437	63

Total	$115,852	$12,865	$85,470	$28,274	$201,322	$41,139
Held-to-maturity	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S. Government agencies	$-	$-	$3,635	$367	$3,635	$367
Mortgage backed securities	17,882	1,333	267,212	23,321	285,094	24,654
State, County, Municipal	15,059	781	71,504	5,496	86,563	6,277

Total	$32,941	$2,114	$342,351	$29,184	$375,292	$31,298
December 31, 2021
Available-for-sale	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U.S. Government agencies	$4,700	$269	$-	$-	$4,700	$269
Mortgage backed securities	376,644	11,535	19,986	645	396,630	12,180
State, County, Municipal	175,520	4,008	119	-	175,639	4,008
Other securities	-	-	493	7	493	7

Total	$556,864	$15,812	$20,598	$652	$577,462	$16,464

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due in one year or less	$721	$657	$-	$-
Due after one year through five years	3,152	3,042	-	-
Due after five years through ten years	5,275	4,853	-	-
Due after ten years	126,258	95,798	96,842	90,198
Residential mortgage backed securities	94,226	84,481	250,615	230,771
Commercial mortgage backed securities	12,829	12,491	59,133	54,323

Total	$242,461	$201,322	$406,590	$375,292
	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
December 31, 2021
Due in one year or less	$216	$217	$-	$-
Due after one year through five years	1,895	1,924	-	-
Due after five years through ten years	4,226	4,287	-	-
Due after ten years	229,491	225,816	-	-
Residential mortgage backed securities	332,779	323,736	-	-
Commercial mortgage backed securities	78,950	75,855	-	-

Total	$647,557	$631,835	$-	$-

Schedule of Realized Gain (Loss) [Table Text Block]
	2022	2021	2020
Gross realized gains	$-	$4,257	$1,656
Gross realized losses	-	2,879	827

Net realized gains	$-	$1,378	$829